Form N-1A Supplement	Oct. 13, 2026
Invesco Aerospace & Defense ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED OCTOBER 13, 2026, TO THE PROSPECTUSES
DATED AUGUST 28, 2026, OF:
Invesco Aerospace & Defense ETF (PPA)
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
Effective October 2, 2026, VettaFi LLC (“VettaFi”) acquired the Fund’s underlying index, the SPADE® Defense Index (the “Underlying Index”) from International Space Business Council LLC d/b/a SPADE Indexes LLC (“SPADE Indexes LLC”), and VettaFi became the index provider of the Underlying Index. Accordingly, effective on that date and except as set forth below, all references to SPADE Indexes LLC in the Fund’s Prospectuses were replaced with VettaFi LLC and all references to SPADE Indexes were replaced with VettaFi. The Underlying Index’s name and methodology remain the same.
In addition, effective October 2, 2026, the first and second paragraphs of the section titled "Disclaimers", in the Fund's Statutory Prospectus, were deleted in their entirety and replaced with the following:
SPADE® is a registered trademark of VettaFi LLC ("VettaFi") and has been licensed for use for certain purposes by the Adviser.
There is no relationship between VettaFi and the Adviser with respect to the Invesco Aerospace & Defense ETF other than a license by VettaFi to the Adviser of certain trademarks, the SPADE® Defense Index and trade names for use by the Adviser. Such trademarks, trade names and the SPADE® Defense Index were created and developed by SPADE Indexes LLC, and are owned and maintained by VettaFi, without regard to the Adviser, its business, the Invesco Aerospace & Defense ETF and/or any investor. Invesco Aerospace & Defense ETF and its Shares are not sponsored, endorsed, sold or promoted by VettaFi. VettaFi makes no warranty or representation regarding the advisability of purchasing, holding or trading the Invesco Aerospace & Defense ETF or investing in securities generally or in the Invesco Aerospace & Defense ETF particularly or the ability of any data supplied by VettaFi to track general stock market performance. VettaFi's only relationship to the Adviser with respect to the Invesco Aerospace & Defense ETF is the licensing of certain trademarks and trade names of VettaFi and of the data supplied by VettaFi which is determined, composed and calculated by VettaFi without regard to the Invesco Aerospace & Defense ETF or its Shares. VettaFi has no obligation to take the needs of the Adviser or the shareholders of the Invesco Aerospace & Defense ETF into consideration in determining, composing or calculating the data supplied by VettaFi. VettaFi is not responsible for and has not participated in the determination of the prices of the Shares of the Invesco Aerospace & Defense ETF or the timing of the issuance or sale of such Shares. VettaFi has no obligation or liability in connection with the administration, marketing or trading of the Invesco Aerospace & Defense ETF or its Shares.